Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
INCOME TAXES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Federal Tax Reform and Legislation

In December 2017, Tax Reform legislation was signed into law. Tax Reform includes significant changes to the Internal Revenue Code of 1986, as amended, including lowering the corporate federal income tax rate from 35% to 21%. As a result of this rate change, the Registrants’ deferred tax assets and liabilities were remeasured using the newly enacted rate of 21% in December 2017. In response to Tax Reform, the SEC staff issued Staff Accounting Bulletin 118 (SAB 118) in December 2017. SAB 118 provided for up to a one year period (the measurement period) in which to complete the required analyses and accounting required by Tax Reform.

During 2017, AEP recorded provisional amounts for the income tax effects of Tax Reform.  Throughout 2018, AEP continued to assess the impacts of legislative changes in the tax code as well as interpretative changes of the tax code. The measurement period adjustments recorded during 2018 were immaterial.

The measurement period under SAB 118 ended in December 2018.  However, Tax Reform uncertainties still remain and AEP will continue to monitor income tax effects that may change as a result of future legislation and further interpretation of Tax Reform based on proposed U.S. Treasury regulations and guidance from the IRS and state tax authorities.

Federal Legislation

The IRS has proposed new regulations that provide guidance regarding the additional first-year depreciation deduction under Section 168(k). The proposed regulations reflect changes as a result of Tax Reform and affect taxpayers with qualified depreciable property acquired and placed in service after September 27, 2017. Generally, AEP’s regulated utilities will not be eligible for any bonus depreciation for property acquired and placed in service after January 1, 2018 and AEP’s competitive businesses will be eligible for 100% expensing. However, for self-constructed property and other property placed in service in 2018 for which construction began prior to January 1, 2018, taxpayers are required to evaluate the contractual terms to determine if these additions qualify for 100% expensing under Tax Reform or 50% bonus depreciation as provided under prior tax law.

During the fourth quarter of 2018, the IRS proposed new regulations that reflect changes as a result of Tax Reform concerning potential limitations on the deduction of business interest expense. These regulations require an allocation of net interest expense between regulated and competitive businesses within the consolidated tax return.  This allocation is based upon net tax basis, and the proposed regulations provide a de minimis test under which all interest is deductible if less than 10% is allocable to the competitive businesses.  Management continues to review and evaluate the proposed regulations and at this time expect to be able to deduct materially all business interest expense under this de minimis provision.

Section 162(m) of the Internal Revenue Code generally limits the amount of compensation a company can deduct annually to $1 million for certain executive officers.  The exemption from Section 162(m)’s deduction limit for performance-based compensation was repealed by Tax Reform, effective for taxable years ending after December 31, 2017.  Management continues to evaluate whether any of its compensation plans qualify for transitional relief, such that payments made pursuant to these plans might be deductible.
Status of Tax Reform Regulatory Proceedings

For AEP’s various regulatory jurisdictions where the regulatory effects of Tax Reform proceedings have not been fully resolved, the table below summarizes the current status. See Note 4 - Rate Matters for additional information.

Registrant (Jurisdiction)	Change in Tax Rate	Excess ADIT Subject to Normalization Requirements	Excess ADIT Not Subject to Normalization Requirements
AEP Texas (Texas-Distribution)	Order Issued	Order Issued	Order Issued – Partial (a)
AEP Texas (Texas-Transmission)	Order Issued	To be addressed in a later filing	To be addressed in a later filing
APCo (Virginia)	Legislation Enacted – Case Pending (b)	Legislation Enacted – Case Pending (b)	Order Issued – Partial; Separate Case Pending (c)
I&M (Michigan)	Order Issued	Case Pending	Case Pending
SWEPCo (Louisiana)	Case Pending – Rates Implemented (d)	Case Pending – Rates Implemented (d)	Case Pending – Rates Implemented (d)
SWEPCo (Texas)	Order Issued	To be addressed in a later filing	To be addressed in a later filing
PJM FERC Transmission	Settlement Approved (e)	Settlement Approved (e)	Settlement Approved (e)
SPP FERC Transmission	To be addressed in a later filing	To be addressed in a later filing	To be addressed in a later filing

(a)	A portion of the Excess ADIT that is not subject to rate normalization requirements is to be addressed in a later filing.

(b)	Legislation has been issued for a blanket amount that is subject to true-up and final commission approval.

(c)
In October 2018, the Virginia SCC issued an order approving APCo’s request to refund a portion of the Excess ADIT that is not subject to rate normalization requirements to customers. The remainder is to be addressed in a separate pending case.

(d)	Rates have been implemented through a filed formula rate plan that is subject to true-up and final commission approval.

(e)	An ALJ has approved a settlement. The settlement is subject to final FERC ruling.

Income Tax Expense (Benefit)

The details of the Registrants’ Income Tax Expense (Benefit) before discontinued operations as reported are as follows:

Year Ended December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(31.7)	$37.0	$(14.2)	$(31.9)	$60.9	$55.6	$35.6	$18.3
Deferred	112.8	(16.4)	82.3	(24.6)	(44.1)	(36.9)	(34.7)	(0.5)
Deferred Investment Tax Credits	9.2	(1.5)	—	0.1	(4.7)	—	(2.0)	(1.4)
Total Federal	90.3	19.1	68.1	(56.4)	12.1	18.7	(1.1)	16.4

State and Local:
Current	30.8	1.8	(0.6)	3.7	15.8	4.6	(0.2)	2.3
Deferred	(8.5)	(0.1)	16.6	7.8	1.2	0.7	3.6	1.7
Deferred Investment Tax Credits	2.7	—	—	—	—	—	2.7	—
Total State and Local	25.0	1.7	16.0	11.5	17.0	5.3	6.1	4.0

Income Tax Expense (Benefit) Before Discontinued Operations	$115.3	$20.8	$84.1	$(44.9)	$29.1	$24.0	$5.0	$20.4

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo (a)	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(4.0)	$(85.7)	$(130.4)	$15.3	$(106.5)	$11.2	$(77.1)	$(30.1)
Deferred	856.6	63.3	254.8	166.9	202.1	141.3	122.7	84.8
Deferred Investment Tax Credits	48.6	(1.6)	—	(0.1)	(4.7)	—	(1.6)	(1.4)
Total Federal	901.2	(24.0)	124.4	182.1	90.9	152.5	44.0	53.3

State and Local:
Current	16.0	0.6	1.1	(1.4)	(8.1)	0.2	(0.2)	(0.9)
Deferred	44.9	—	16.7	4.6	(1.4)	6.6	2.0	(4.3)
Deferred Investment Tax Credits	7.6	—	—	—	—	—	4.3	—
Total State and Local	68.5	0.6	17.8	3.2	(9.5)	6.8	6.1	(5.2)

Income Tax Expense (Benefit) Before Discontinued Operations	$969.7	$(23.4)	$142.2	$185.3	$81.4	$159.3	$50.1	$48.1

Year Ended December 31, 2016	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$40.9	$(129.4)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	29.9	205.9	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(1.7)	—	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	69.1	76.5	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	(8.8)	0.4	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	(0.4)	17.2	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	—	—	3.2	—
Total State and Local	(31.8)	(9.2)	17.6	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Benefit) Before Discontinued Operations	$(73.7)	$59.9	$94.1	$199.1	$67.5	$143.8	$54.4	$52.1

(a)
The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements.  See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

The following are reconciliations for the Registrants between the federal income taxes computed by multiplying pretax income by the federal statutory tax rate and the income taxes reported:

AEP	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$1,931.3	$1,928.9	$618.0
Less: Equity Earnings – Dolet Hills	(2.7)	—	—
Discontinued Operations (Net of Income Tax of $0, $0 and $0 in 2018, 2017 and 2016, Respectively)	—	—	2.5
Income Tax Expense (Benefit) Before Discontinued Operations	115.3	969.7	(73.7)
Pretax Income	$2,043.9	$2,898.6	$546.8

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$429.2	$1,014.5	$191.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	24.4	60.2	41.7
Investment Tax Credit Amortization	(20.2)	(18.8)	(12.3)
State and Local Income Taxes, Net	19.7	54.7	(20.7)
Removal Costs	(19.8)	(32.7)	(39.8)
AFUDC	(29.4)	(37.4)	(44.8)
Valuation Allowance	—	(1.8)	(128.3)
U.K. Windfall Tax	—	—	(12.9)
Tax Reform Adjustments	(10.9)	(26.7)	—
Tax Adjustments	—	(35.8)	(43.9)
Tax Reform Excess ADIT Reversal	(257.2)	—	—
Other	(20.5)	(6.5)	(4.1)
Income Tax Expense (Benefit) Before Discontinued Operations	$115.3	$969.7	$(73.7)

Effective Income Tax Rate	5.6%	33.5%	(13.5)%

AEP Texas	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$211.3	$310.5	$146.6
Discontinued Operations (Net of Income Tax of $0, $0 and $27.6 in 2018, 2017 and 2016, Respectively)	—	—	48.8
Income Tax Expense (Benefit)	20.8	(23.4)	59.9
Pretax Income	$232.1	$287.1	$255.3

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$48.7	$100.5	$89.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
State and Local Income Taxes, Net	1.3	0.4	(6.0)
AFUDC	(4.2)	(3.9)	(3.2)
Parent Company Loss Benefit	(3.1)	—	(2.5)
Tax Reform Adjustments	(11.0)	(117.4)	—
Tax Adjustments	—	(4.2)	(4.9)
U.K. Windfall Tax	—	—	(12.9)
Tax Reform Excess ADIT Reversal	(11.8)	—	—
Other	0.9	1.2	—
Income Tax Expense (Benefit) Before Discontinued Operations	$20.8	$(23.4)	$59.9

Effective Income Tax Rate	9.0%	(8.2)%	23.5%

AEPTCo	Years Ended December 31,
	2018	2017 (a)	2016
	(in millions)
Net Income	$315.9	$270.7	$192.7
Income Tax Expense	84.1	142.2	94.1
Pretax Income	$400.0	$412.9	$286.8

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$84.0	$144.5	$100.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
AFUDC	(14.1)	(17.0)	(18.3)
State and Local Income Taxes, Net	12.6	13.1	11.4
Tax Reform Adjustments	—	0.6	—
Other	1.6	1.0	0.6
Income Tax Expense	$84.1	$142.2	$94.1

Effective Income Tax Rate	21.0%	34.4%	32.8%

(a)
The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements.  See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

APCo	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$367.8	$331.3	$369.1
Income Tax Expense (Benefit)	(44.9)	185.3	199.1
Pretax Income	$322.9	$516.6	$568.2

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$67.8	$180.8	$198.9
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.5	18.0	19.3
State and Local Income Taxes, Net	9.1	3.5	6.0
Removal Costs	(9.6)	(12.4)	(12.0)
AFUDC	(4.3)	(5.0)	(6.1)
Tax Reform Adjustments	0.1	4.3	—
Tax Reform Excess ADIT Reversal	(108.5)	—	—
Other	(8.0)	(3.9)	(7.0)
Income Tax Expense (Benefit)	$(44.9)	$185.3	$199.1

Effective Income Tax Rate	(13.9)%	35.9%	35.0%

I&M	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$261.3	$186.7	$239.9
Income Tax Expense	29.1	81.4	67.5
Pretax Income	$290.4	$268.1	$307.4

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$61.0	$93.8	$107.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	(0.7)	11.4	6.7
Investment Tax Credit Amortization	(4.7)	(4.7)	(4.7)
State and Local Income Taxes, Net	13.4	(1.0)	2.4
Removal Costs	(8.0)	(13.3)	(21.3)
AFUDC	(2.5)	(5.6)	(7.3)
Tax Adjustments	—	2.7	(14.2)
Tax Reform Adjustments	—	(2.9)	—
Tax Reform Excess ADIT Reversal	(25.8)	—	—
Other	(3.6)	1.0	(1.7)
Income Tax Expense	$29.1	$81.4	$67.5

Effective Income Tax Rate	10.0%	30.4%	22.0%

OPCo	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$325.5	$323.9	$282.2
Income Tax Expense	24.0	159.3	143.8
Pretax Income	$349.5	$483.2	$426.0

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$73.4	$169.1	$149.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2.6	7.6	7.1
State and Local Income Taxes, Net	4.2	4.4	3.8
Tax Reform Adjustments	—	(14.4)	—
Tax Reform Excess ADIT Reversal	(51.0)	—	—
Parent Company Loss Benefit	(5.5)	(0.2)	(7.2)
Other	0.3	(7.2)	(9.0)
Income Tax Expense	$24.0	$159.3	$143.8

Effective Income Tax Rate	6.9%	33.0%	33.8%

PSO	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$83.2	$72.0	$100.0
Income Tax Expense	5.0	50.1	54.4
Pretax Income	$88.2	$122.1	$154.4

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$18.5	$42.7	$54.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	1.0	0.3	0.8
Investment Tax Credit Amortization	(1.7)	(1.6)	(1.4)
Parent Company Loss Benefit	(1.4)	—	—
State and Local Income Taxes, Net	4.8	4.0	4.2
Tax Reform Adjustments	—	2.8	—
Tax Reform Excess ADIT Reversal	(15.5)	—	—
Other	(0.7)	1.9	(3.2)
Income Tax Expense	$5.0	$50.1	$54.4

Effective Income Tax Rate	5.7%	41.0%	35.2%

SWEPCo	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$152.2	$137.5	$169.7
Less: Equity Earnings – Dolet Hills	(2.7)	—	—
Income Tax Expense	20.4	48.1	52.1
Pretax Income	$169.9	$185.6	$221.8

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$35.7	$65.0	$77.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.4	1.9	3.2
Depletion	(3.2)	(5.7)	(5.5)
State and Local Income Taxes, Net	3.2	(2.3)	(14.7)
AFUDC	(1.3)	(0.9)	(3.9)
Tax Adjustments	—	(9.9)	(0.9)
Tax Reform Adjustments	—	(0.4)	—
Tax Reform Excess ADIT Reversal	(16.0)	—	—
Other	(1.4)	0.4	(3.7)
Income Tax Expense	$20.4	$48.1	$52.1

Effective Income Tax Rate	12.0%	25.9%	23.5%

Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$2,750.8	$3,504.6
Deferred Tax Liabilities	(9,837.3)	(10,318.5)
Net Deferred Tax Liabilities	$(7,086.5)	$(6,813.9)

Property Related Temporary Differences	$(6,224.8)	$(5,680.6)
Amounts Due to Customers for Future Federal Income Taxes	1,117.1	1,064.8
Deferred State Income Taxes (a)	(859.9)	(1,124.4)
Securitized Assets	(186.6)	(257.7)
Regulatory Assets	(454.1)	(500.3)
Deferred Income Taxes on Other Comprehensive Loss	32.0	25.7
Accrued Nuclear Decommissioning	(453.7)	(457.0)
Net Operating Loss Carryforward	78.3	86.6
Tax Credit Carryforward	113.7	174.7
Investment in Partnership	(300.5)	(222.0)
All Other, Net	52.0	76.3
Net Deferred Tax Liabilities	$(7,086.5)	$(6,813.9)

(a)
In 2018, AEP recorded a $233 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

AEP Texas	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$208.1	$221.0
Deferred Tax Liabilities	(1,121.2)	(1,134.1)
Net Deferred Tax Liabilities	$(913.1)	$(913.1)

Property Related Temporary Differences	$(836.3)	$(791.5)
Amounts Due to Customers for Future Federal Income Taxes	140.6	140.9
Deferred State Income Taxes	(27.1)	(27.5)
Regulatory Assets	(53.9)	(36.4)
Securitized Transition Assets	(134.7)	(190.5)
Deferred Income Taxes on Other Comprehensive Loss	4.0	4.1
Deferred Revenues	4.6	10.9
All Other, Net	(10.3)	(23.1)
Net Deferred Tax Liabilities	$(913.1)	$(913.1)

AEPTCo	December 31,
	2018	2017 (a)
	(in millions)
Deferred Tax Assets	$142.9	$163.0
Deferred Tax Liabilities	(847.3)	(763.4)
Net Deferred Tax Liabilities	$(704.4)	$(600.4)

Property Related Temporary Differences	$(755.0)	$(653.4)
Amounts Due to Customers for Future Federal Income Taxes	101.6	89.7
Deferred State Income Taxes (b)	(51.9)	(77.4)
Deferred Federal Income Taxes on Deferred State Income Taxes	—	16.3
Net Operating Loss Carryforward	13.4	16.8
Tax Credit Carryforward	—	0.3
All Other, Net	(12.5)	7.3
Net Deferred Tax Liabilities	$(704.4)	$(600.4)

(a)
The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements.  See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

(b)
In 2018, AEPTCo recorded a $21 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

APCo	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$475.2	$614.4
Deferred Tax Liabilities	(2,101.0)	(2,180.1)
Net Deferred Tax Liabilities	$(1,625.8)	$(1,565.7)

Property Related Temporary Differences	$(1,393.6)	$(1,308.2)
Amounts Due to Customers for Future Federal Income Taxes	224.2	228.0
Deferred State Income Taxes (a)	(280.3)	(335.7)
Regulatory Assets	(73.8)	(83.9)
Securitized Assets	(54.3)	(59.3)
Deferred Income Taxes on Other Comprehensive Loss	1.3	(0.4)
Tax Credit Carryforward	0.2	16.6
All Other, Net	(49.5)	(22.8)
Net Deferred Tax Liabilities	$(1,625.8)	$(1,565.7)

(a)
In 2018, APCo recorded a $51 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

I&M	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$771.6	$1,096.4
Deferred Tax Liabilities	(1,719.6)	(2,050.2)
Net Deferred Tax Liabilities	$(948.0)	$(953.8)

Property Related Temporary Differences	$(445.0)	$(403.0)
Amounts Due to Customers for Future Federal Income Taxes	142.0	137.6
Deferred State Income Taxes (a)	(139.7)	(180.6)
Deferred Income Taxes on Other Comprehensive Loss	3.7	3.9
Accrued Nuclear Decommissioning	(453.7)	(457.0)
Regulatory Assets	(31.9)	(43.8)
Net Operating Loss Carryforward	0.2	1.6
All Other, Net	(23.6)	(12.5)
Net Deferred Tax Liabilities	$(948.0)	$(953.8)

(a)
In 2018, I&M recorded a $48 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

OPCo	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$209.0	$286.0
Deferred Tax Liabilities	(972.3)	(1,048.9)
Net Deferred Tax Liabilities	$(763.3)	$(762.9)

Property Related Temporary Differences	$(826.9)	$(761.2)
Amounts Due to Customers for Future Federal Income Taxes	130.9	127.3
Deferred State Income Taxes	(26.8)	(41.7)
Regulatory Assets	(55.0)	(107.7)
Deferred Income Taxes on Other Comprehensive Loss	(0.3)	(0.6)
Deferred Fuel and Purchased Power	(1.6)	(24.5)
All Other, Net	16.4	45.5
Net Deferred Tax Liabilities	$(763.3)	$(762.9)

PSO	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$229.6	$269.2
Deferred Tax Liabilities	(837.4)	(911.2)
Net Deferred Tax Liabilities	$(607.8)	$(642.0)

Property Related Temporary Differences	$(609.4)	$(623.8)
Amounts Due to Customers for Future Federal Income Taxes	107.1	111.6
Deferred State Income Taxes (a)	(103.8)	(142.7)
Regulatory Assets	(32.3)	(34.4)
Deferred Income Taxes on Other Comprehensive Loss	(0.6)	(0.8)
Deferred Federal Income Taxes on Deferred State Income Taxes	—	33.5
Net Operating Loss Carryforward	16.4	23.1
Tax Credit Carryforward	—	0.7
All Other, Net	14.8	(9.2)
Net Deferred Tax Liabilities	$(607.8)	$(642.0)

(a)
In 2018, PSO recorded a $33 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

SWEPCo	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$317.4	$349.4
Deferred Tax Liabilities	(1,220.2)	(1,267.1)
Net Deferred Tax Liabilities	$(902.8)	$(917.7)

Property Related Temporary Differences	$(929.1)	$(908.8)
Amounts Due to Customers for Future Federal Income Taxes	145.8	135.8
Deferred State Income Taxes (a)	(156.0)	(189.2)
Regulatory Assets	(30.8)	(30.8)
Deferred Income Taxes on Other Comprehensive Loss	1.4	1.3
Capital/Impairment Loss - Turk Plant	15.8	17.4
Net Operating Loss Carryforward	36.2	38.7
Tax Credit Carryforward	—	0.8
All Other, Net	13.9	17.1
Net Deferred Tax Liabilities	$(902.8)	$(917.7)

(a)
In 2018, SWEPCo recorded a $38 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss, the loss of the Parent and tax credits, the method of allocation reflects a separate return result for each company in the consolidated group.
Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective negative evidence evaluated includes whether AEP has a history of recognizing income of the character which can be offset by loss carryforwards. Other objective negative evidence evaluated is the impact recently enacted federal tax legislation will have on future taxable income and on AEP’s ability to benefit from the carryforward of charitable contribution deductions.

AEP recorded changes in the valuation allowance in the second quarter of 2016 related to the reversal of a $56 million unrealized capital loss where AEP effectively settled a 2011 audit issue with the IRS. AEP also recorded changes in the third quarter of 2016 by reducing the capital loss valuation allowance by $66 million to reflect the impact of the reclassification of certain assets held for sale and the filing of the 2015 federal income tax return. The sale of these assets held for sale are expected to result in a gain, the character of which will allow AEP to recognize the capital loss and allowed AEP to reverse substantially all of the remaining capital loss valuation allowance previously recorded. During the fourth quarter of 2016, AEP reversed $6 million of the valuation allowance associated with charitable contributions that expired at the end of the year. As of December 31, 2016 there was a valuation allowance of $2 million recorded against AEP’s deferred tax asset balance related to an unrealized capital loss carryforward.

Valuation allowance activity for the years ended December 31, 2018 and 2017 was immaterial.

Federal and State Income Tax Audit Status

AEP and subsidiaries are no longer subject to U.S. federal examination for years before 2011. The IRS examination of years 2011 through 2013 started in April 2014. AEP and subsidiaries received a Revenue Agents Report in April 2016, completing the 2011 through 2013 audit cycle indicating an agreed upon audit. The 2011 through 2013 audit was submitted to the Congressional Joint Committee on Taxation for approval. The Joint Committee referred the audit back to the IRS exam team for further consideration. To resolve the issue under consideration, AEP and subsidiaries and the IRS exam team agreed to utilize the Fast Track Settlement Program in December 2017. The program was completed in March 2018 and tax years 2014 and 2015 were added to the IRS examination to reflect the impact of the Fast Track changes that were carried forward to 2014 and 2015. In June 2018, AEP settled all outstanding issues under audit for tax years 2011-2015. As a result, the related $72 million unrecognized tax benefit was reversed in the second quarter of 2018. The Joint Committee approved the settlement in November 2018. The settlement did not materially impact the Registrants net income, cash flows or financial condition. The IRS examination of 2016 began in October 2018.

AEP and subsidiaries file income tax returns in various state and local jurisdictions.  These taxing authorities routinely examine the tax returns. AEP and subsidiaries are currently under examination in several state and local jurisdictions.  However, it is possible that previously filed tax returns have positions that may be challenged by these tax authorities.  Management believes that adequate provisions for income taxes have been made for potential liabilities resulting from such challenges and that the ultimate resolution of these audits will not materially impact net income.  The Registrants are no longer subject to state, local or non-U.S. income tax examinations by tax authorities for years before 2007.

Net Income Tax Operating Loss Carryforward

As of December 31, 2018, AEP, AEPTCo, I&M, PSO and SWEPCo have state net income tax operating loss carryforwards as indicated in the table below:

		State Net Income
		Tax Operating
		Loss	Years of
Company	State/Municipality	Carryforward	Expiration
		(in millions)
AEP	Arkansas	$67.8	2018	-	2023
AEP	Kentucky	130.4	2025	-	2037
AEP	Louisiana	517.3	2030	-	2038
AEP	Oklahoma	644.2	2032	-	2037
AEP	Tennessee	28.6	2025	-	2033
AEP	Virginia	22.8	2030	-	2038
AEP	West Virginia	5.1	2029	-	2037
AEP	Ohio Municipal	226.5	2019	-	2023
AEPTCo	Oklahoma	264.0	2032	-	2037
AEPTCo	Ohio Municipal	43.6	2019	-	2023
I&M	West Virginia	3.8	2032	-	2037
PSO	Oklahoma	348.8	2034	-	2037
SWEPCo	Arkansas	67.1	2021	-	2023
SWEPCo	Louisiana	504.9	2032	-	2037

As of December 31, 2018, AEP and AEPTCo have recorded valuation allowances of $5 million and $1 million, respectively, against certain state and municipal net income tax operating loss carryforwards since future taxable income is not expected to be sufficient to realize the remaining state net income tax operating loss tax benefits before the carryforward expires. Management anticipates future taxable income will be sufficient to realize the remaining state net income tax operating loss tax benefits before the carryforward expires for each state.

Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2017, 2012, 2011 and 2009 along with lower federal and state taxable income in 2010 resulted in unused federal and state income tax credits.  As of December 31, 2018, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2037 through 2038.

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in millions)
AEP	$113.7	$100.9	$34.2	$—
APCo	0.2	—	—	—
I&M	0.9	—	—	—
PSO	—	—	34.2	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.

Uncertain Tax Positions

The reconciliations of the beginning and ending amounts of unrecognized tax benefits are as follows:

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2018	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)
Increase – Tax Positions Taken During a Prior Period	0.1	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	—	—	—	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(71.0)	—	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(1.1)	—	—	—	—	—	—	—
Balance as of December 31, 2018	$14.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2017	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3
Increase – Tax Positions Taken During a Prior Period	4.5	2.0	—	—	0.2	—	0.1	1.7
Decrease – Tax Positions Taken During a Prior Period	(28.0)	(12.3)	—	—	(0.5)	—	(0.9)	(5.4)
Increase – Tax Positions Taken During the Current Year	3.4	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	7.9	3.0	—	—	(0.3)	—	0.7	1.6
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2017	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$27.8	$—	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	6.5	—	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(15.0)	—	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	(12.8)	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3

Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for each Registrant was as follows:

Company	2018	2017	2016
	(in millions)
AEP	$11.6	$10.5	$15.8
AEP Texas	(0.7)	(0.5)	4.2
AEPTCo	—	—	—
APCo	—	—	—
I&M	2.6	2.1	2.5
OPCo	5.4	4.5	4.4
PSO	—	—	0.1
SWEPCo	(0.6)	(0.5)	0.8

State Tax Legislation

In March 2016, the Texas Comptroller of Public Accounts issued clarifying guidance regarding the treatment of transmission and distribution expenses included in the computation of taxable income for purposes of calculating the Texas income/franchise tax. The guidance clarified which specific transmission and distribution expenses are included in the computation of the cost of goods sold deduction. This guidance resulted in a net favorable adjustment to net income of $21 million, $7 million, $2 million and $9 million in 2016 for AEP, AEP Texas, PSO and SWEPCo, respectively.

In April 2018, the Kentucky legislature enacted House Bill (H.B.) 487. H.B. 487 adopts mandatory unitary combined reporting for state corporate income tax purposes applicable for taxable years beginning on or after January 1, 2019. H.B. 487 also adopts the 80% federal net operating loss (NOL) limitation under Internal Revenue Code Section 172(a) for NOLs generated after January 1, 2018 and the federal unlimited carryforward period for unused NOLs generated after January 1, 2018. In addition, H.B. 366 was also enacted in April 2018, which among other things, replaces the graduated corporate tax rate structure with a flat 5% tax rate for business income and adopts a single-sales factor apportionment formula for apportioning a corporation’s business income to Kentucky. In the second quarter of 2018, AEP recorded an $18 million benefit to Income Tax Expense as a result of remeasuring Kentucky deferred taxes under a unitary filing group. The enacted legislation did not materially impact AEPTCo’s, I&M’s or OPCo’s net income.

In June 2018, the United States Supreme Court issued a decision which eliminated a physical presence requirement for the imposition of sales and use tax and instead applied an economic nexus concept.  Although this case was specific to sales and use taxes, many states are beginning to consider whether they could also apply this economic nexus concept to income taxes.  Management continues to monitor state legislation to determine whether it could create any income tax liability in any states in which AEP currently does not file.